Property And Equipment (Property And Equipment) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Property and equipment, at cost:
Land	$ 176,810	¥ 14,532,000	¥ 12,901,000
Buildings and structures	916,182	75,301,000	67,851,000
Tools, furniture and fixtures	304,782	25,050,000	24,867,000
Construction in progress	2,214	182,000	538,000
Total	1,399,988	115,065,000	106,157,000
Less-Accumulated depreciation and amortization	(642,585)	(52,814,000)	(46,649,000)
Net property and equipment	$ 757,403	¥ 62,251,000	¥ 59,508,000	¥ 62,434,000